SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Bank service charges	$ 6,008	$ 5,421	$ 6,806
Filing and registration fees	61,569	40,563	59,635
Insurance	92,812	60,251	44,784
Investor relations			5,312
Office maintenance	44,545	31,888	30,738
Payroll	70,495	34,813
Regulatory fees	7,373	5,238	8,380
Rent	18,000	16,800	12,810
Travel	35,317	55,170	14,382
Warranty expense	3,250
General and administrative expenses	$ 339,369	$ 250,144	$ 182,847